OPERATIONS IN UKRAINE - Carrying amounts of net assets and reconciliation of the loss on disposal (Details) ₽ in Millions, $ in Millions				12 Months Ended
	Dec. 03, 2019 USD ($)	Dec. 03, 2019 RUB (₽)	Nov. 22, 2019	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Carrying amounts of Preludium B.V of net assets and reconciliation of the loss on disposal
Property, plant and equipment				₽ 265,479	₽ 276,443
Right-of-use assets				138,817	149,007
Goodwill				38,675	39,107	₽ 34,281
Other non-current assets				4,981	5,038
Other current assets				1,735	1,338
Cash and cash equivalents				38,070	84,075	30,586	₽ 18,470
Non-current liabilities				(439,059)	(542,957)
Current liabilities				(348,457)	(295,471)
Accumulated other comprehensive loss				(7,367)	1,064
Consideration received in the form of cash and cash equivalents				2,359	13,242
Less: cash and cash equivalents disposed of				12	1,401
Loss from currency revaluation				(2,106)	₽ 4,043	₽ (818)
Preludium B.V.
Carrying amounts of Preludium B.V of net assets and reconciliation of the loss on disposal
Sale of stock, percentage of ownership sold			100.00%
Property, plant and equipment		₽ 26,037
Right-of-use assets		8,175
Intangible assets		18,124
Goodwill		114
Other non-current assets		1,534
Other current assets		10,760
Cash and cash equivalents		4,181
Non-current liabilities		(9,009)
Current liabilities		(17,979)
Accumulated other comprehensive loss		7,948
Consideration received		(44,386)
Consideration received in the form of cash and cash equivalents	$ (645)	(41,567)
Deferred consideration	(12)	(774)
Fair value of contingent consideration (variable earn-out)	$ (32)	(2,045)
Loss on disposal		(5,499)
Net cash inflow arising on disposal:		37,386
Cash consideration received		41,567
Less: cash and cash equivalents disposed of		(4,181)
Preludium B.V. | Contingent consideration
Carrying amounts of Preludium B.V of net assets and reconciliation of the loss on disposal
Financial assets at fair value		₽ 2,045		2,013
Net income resulting from fair value measurement				48
Loss from currency revaluation				₽ 80